Supplement dated March 15, 2013
to the Class A, Class C, and Class P Shares Prospectus
for Principal Funds, Inc.
dated December 28, 2012

(as supplemented on February 8, 2013)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Global Multi-Strategy Fund
Global Multi-Strategy Fund
On or about April 10, 2013, under the Principal Investment Strategies heading, after the Credit Long/Short and Distressed Credit paragraph, add:
Emerging Market Long/Short Credit. The emerging markets credit opportunities strategy is designed to benefit from opportunities in emerging market, liquid, high grade, high yield, stressed, distressed and other corporate or sovereign credits. This strategy takes long and short exposure to selected emerging market issuers when factors have been identified which the Fund believes will drive substantial appreciation or depreciation of the particular exposure. The geographical focus of the investment strategy is derived from the dynamics of economic and political developments as well as the specific nature of local jurisdictions in the emerging markets.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 15, 2013
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar 15, 2013
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
PFI Prospectus Class ACP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated March 15, 2013
to the Class A, Class C, and Class P Shares Prospectus
for Principal Funds, Inc.
dated December 28, 2012

(as supplemented on February 8, 2013)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PFI Prospectus Class ACP | Global Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Multi-Strategy Fund
Strategy [Heading]	rr_StrategyHeading	On or about April 10, 2013, under the Principal Investment Strategies heading, after the Credit Long/Short and Distressed Credit paragraph, add:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Emerging Market Long/Short Credit. The emerging markets credit opportunities strategy is designed to benefit from opportunities in emerging market, liquid, high grade, high yield, stressed, distressed and other corporate or sovereign credits. This strategy takes long and short exposure to selected emerging market issuers when factors have been identified which the Fund believes will drive substantial appreciation or depreciation of the particular exposure. The geographical focus of the investment strategy is derived from the dynamics of economic and political developments as well as the specific nature of local jurisdictions in the emerging markets.

PFI Prospectus Class ACP | Global Multi-Strategy Fund | Global Multi-Strategy Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSAX
PFI Prospectus Class ACP | Global Multi-Strategy Fund | Global Multi-Strategy Fund, Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSCX
PFI Prospectus Class ACP | Global Multi-Strategy Fund | Global Multi-Strategy Fund, Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSPX